FINANCIAL LEASE RECEIVABLES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Financial lease receivables
Financial lease receivables, gross		¥ 301,401	¥ 442,918
Financial lease receivables, net	$ 42,912	294,511	438,693	¥ 413,462
Car dealers
Financial lease receivables
Financial lease receivables, gross		239,854	432,491	355,574
Consumers
Financial lease receivables
Financial lease receivables, gross		61,547	10,427	60,512
Less: allowance for doubtful accounts		(6,890)	(4,225)	(2,624)
Financial lease receivables, net		¥ 54,657	¥ 6,202	¥ 57,888